intangible assets and goodwill (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
intangible assets and goodwill
Balance at beginning of the period			$ 28,364
Amortization	$ 408	$ 295	790	$ 586
Balance at end of the period	29,886		29,886
Accumulated impairment losses of goodwill	10,015		10,015		$ 9,125
Contractual commitments for the acquisition of intangible assets	22		22		$ 14
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			34,748
Additions			480
Additions arising from business acquisitions			1,897
Dispositions, retirements and other (including capitalized interest)			(351)
Net foreign exchange differences			(93)
Balance at end of the period	36,681		36,681
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(6,384)
Amortization			(790)
Dispositions, retirements and other (including capitalized interest)			(373)
Net foreign exchange differences			(6)
Balance at end of the period	(6,795)		(6,795)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill	0		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period			12,215
Balance at end of the period	12,224		12,224
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			12,215
Additions			6
Dispositions, retirements and other (including capitalized interest)			3
Balance at end of the period	12,224		12,224
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period			19,239
Balance at end of the period	19,871		19,871
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			25,259
Additions			480
Additions arising from business acquisitions			964
Dispositions, retirements and other (including capitalized interest)			(351)
Net foreign exchange differences			(50)
Balance at end of the period	26,302		26,302
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(6,020)
Amortization			(790)
Dispositions, retirements and other (including capitalized interest)			(373)
Net foreign exchange differences			(6)
Balance at end of the period	(6,431)		(6,431)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period			7,024
Balance at end of the period	7,647		7,647
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			13,044
Additions			474
Additions arising from business acquisitions			964
Dispositions, retirements and other (including capitalized interest)			(354)
Net foreign exchange differences			(50)
Balance at end of the period	14,078		14,078
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(6,020)
Amortization			(790)
Dispositions, retirements and other (including capitalized interest)			(373)
Net foreign exchange differences			(6)
Balance at end of the period	(6,431)		(6,431)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period			3,407
Balance at end of the period	4,001		4,001
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			4,489
Additions arising from business acquisitions			836
Dispositions, retirements and other (including capitalized interest)			20
Net foreign exchange differences			(45)
Balance at end of the period	5,300		5,300
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(1,082)
Amortization			(234)
Dispositions, retirements and other (including capitalized interest)			(12)
Net foreign exchange differences			(5)
Balance at end of the period	(1,299)		(1,299)
Software
intangible assets and goodwill
Balance at beginning of the period			2,809
Balance at end of the period	2,854		2,854
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			7,522
Additions			109
Assets under construction put into service			437
Dispositions, retirements and other (including capitalized interest)			(322)
Net foreign exchange differences			(1)
Balance at end of the period	7,745		7,745
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(4,713)
Amortization			(508)
Dispositions, retirements and other (including capitalized interest)			(329)
Net foreign exchange differences			(1)
Balance at end of the period	(4,891)		(4,891)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period			273
Balance at end of the period	348		348
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			498
Additions			2
Additions arising from business acquisitions			128
Assets under construction put into service			17
Dispositions, retirements and other (including capitalized interest)			(52)
Net foreign exchange differences			(4)
Balance at end of the period	589		589
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(225)
Amortization			(48)
Dispositions, retirements and other (including capitalized interest)			(32)
Balance at end of the period	(241)		(241)
Assets under construction.
intangible assets and goodwill
Balance at beginning of the period			535
Balance at end of the period	444		444
Assets under construction. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			535
Additions			363
Assets under construction put into service			(454)
Balance at end of the period	444		444
Goodwill.
intangible assets and goodwill
Balance at beginning of the period			9,125
Balance at end of the period	10,015		10,015
Goodwill. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			9,489
Additions arising from business acquisitions			933
Net foreign exchange differences			(43)
Balance at end of the period	10,379		10,379
Goodwill. | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(364)
Balance at end of the period	$ (364)		$ (364)